PROFILE SHEET SEPTEMBER 2026 875 Third Avenue, 22nd Floor, New York, New York 10022 212.201.2500 411 Borel Avenue, Suite 602, San Mateo, California 94402 AetosClientRelations@aetos.com AETOS AT-A-GLANCE Founded 2001 Leadership Anne Casscells Co-President & Chief Investment Officer Michael Klein Co-President & Chief Risk Officer Locations New York, New York San Mateo, California FUND HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers2: 14 # of Sub-Strategies: 3 Beta to Market Indices1,3 US Aggregate Bond Index: 0.19 MSCI ACWI: 0.28 Geography Global AETOS FUND INFORMATION Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds ▪Long/Short Strategies Fund ▪Multi-Strategy Arbitrage Fund ▪Distressed Investment Strategies Fund PERFORMANCE AND STATISTICS (since inception through September 30, 2026)1 FIRM OVERVIEW Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds. FUND OVERVIEW The Aetos Long/Short Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of long/short strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high-quality long/short strategies, constructed and monitored using disciplined processes. HISTORICAL PERFORMANCE (since inception)1 $800 $1,300 $1,800 $2,300 $2,800 $3,300 $3,800 Aetos Long/Short Strategies Fund HFRI Fund of Funds Composite Index Aetos Long/Short Strategies Fund 1 Data as of September 30, 2026. The Aetos Long/Short Strategies Fund (the "Fund") is an SEC-registered 1940 Act closed-end fund that is a component of Aetos' commingled diversified absolute return investment asset allocation models. This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models. The Fund returns do not represent the returns of the models as a whole or of any specific client account. The performance figures shown are net of assumed investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Please see Notes and Disclosures section for important additional information. 2 Reflects number of managers in the Aetos Long/Short Strategies Fund as of October 1, 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms. In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e.g., due to side pockets, etc.), only those funds with balances that represent material allocations in the portfolio are included. 3 Reflects beta since the Aetos Long/Short Strategies Fund's inception of September 1, 2002 through September 30, 2026. Annualized Returns 1 Year 3 Year 5 Year 10 Year Inception Fund 5.14% 8.73% 6.44% 6.27% 5.28% HFRI FOF: Composite Index 10.39% 10.01% 5.42% 5.61% 4.34% US Aggregate Bond Index -1.84% 4.06% -0.64% 1.14% 3.16% MSCI ACWI 16.75% 21.73% 11.57% 12.38% 9.52% Volatility (Standard Deviation) - 3 Year 5 Year 10 Year Inception Fund - 5.25% 5.19% 6.70% 5.95% HFRI FOF: Composite Index - 4.30% 4.39% 5.13% 5.07% US Aggregate Bond Index - 5.62% 6.48% 5.15% 4.23% MSCI ACWI - 12.02% 14.92% 14.73% 15.34% Sharpe Ratios - 3 Year 5 Year 10 Year Inception Fund - 0.83 0.51 0.58 0.60 HFRI FOF: Composite Index - 1.31 0.38 0.62 0.52 US Aggregate Bond Index - -0.06 -0.68 -0.25 0.34 MSCI ACWI - 1.44 0.52 0.68 0.51

SEPTEMBER 2026 | PROFILE SHEET | 2 1 Refer to footnote 1 on previous page. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Year 2026 0.29% -0.13% -4.15% 4.23% 2.46% 0.85% -0.91% 0.35% -0.88% - - - 1.90% 2025 2.93% 0.46% -1.55% 0.35% 2.67% 1.12% 0.03% 0.95% -0.07% 0.29% 0.39% 2.47% 10.42% 2024 1.78% 1.72% 1.75% -0.39% 1.39% 0.36% 1.16% 1.10% -0.76% -0.37% 2.50% -0.35% 10.30% 2023 1.59% 0.29% 0.97% 1.63% 0.55% 1.16% 0.18% 0.95% -0.50% -0.03% 2.33% 1.24% 10.82% 2022 -1.81% -0.80% 0.06% -0.74% -0.40% -2.16% 2.22% -0.10% -2.24% 1.91% 1.85% 0.34% -1.98% 2021 -5.99% 5.04% 1.65% 2.99% 0.00% -0.65% 1.05% 0.75% -0.14% 1.59% -2.61% 2.41% 5.79% 2020 -0.50% -2.60% -8.28% 5.96% 2.35% 0.09% 2.39% 2.70% -0.17% -0.63% 4.89% 2.89% 8.60% 2019 4.48% 1.73% 0.99% 2.24% -1.39% 1.96% 1.00% -0.32% -1.39% 1.83% 2.42% 0.92% 15.30% 2018 1.74% -1.89% -0.26% -0.06% 1.76% -0.59% 0.86% 0.37% -0.11% -4.15% -0.69% -1.86% -4.92% 2017 2.05% 0.49% 0.99% 0.68% 1.57% -0.04% 0.98% 0.76% 0.28% 0.73% -0.01% 0.15% 8.96% 2016 -3.88% -2.83% 0.41% -0.26% 3.34% -1.22% 1.97% 0.11% 0.87% -0.90% -0.28% 0.50% -2.36% 2015 -0.46% 2.02% 0.24% -0.81% 1.84% -1.08% 1.99% -1.34% -1.79% 2.85% 0.49% 0.21% 4.11% 2014 -0.74% 2.80% -1.40% -2.00% 2.30% 0.95% -1.10% 1.45% 1.36% 1.49% 1.88% 1.21% 8.37% 2013 2.06% 0.68% 1.97% 0.12% 0.74% 0.44% 1.05% -0.69% 1.67% 1.38% 1.97% 1.24% 13.35% 2012 1.62% 1.12% 0.68% 0.32% -1.30% 0.43% 1.04% 0.27% 0.54% -0.86% 0.32% -0.34% 3.88% 2011 -0.03% 0.40% -0.53% 1.54% -0.35% -0.61% 0.26% -2.89% -2.29% 2.57% -0.24% -0.35% -2.63% 2010 -1.76% 0.77% 1.68% 0.24% -2.86% -1.48% 1.37% -0.14% 2.95% 1.16% 0.04% 2.13% 4.02% 2009 1.00% -0.81% -0.32% -1.09% 3.15% -0.31% 1.29% 0.90% 1.53% -1.38% 2.11% 0.00% 6.14% 2008 -3.13% 1.92% -1.48% 0.68% 2.93% -0.37% -0.48% -0.63% -9.54% -2.53% -0.73% -0.19% -13.25% 2007 2.12% 0.42% 1.40% 1.71% 1.95% 0.69% 1.37% -1.79% 0.98% 1.91% 0.24% 0.91% 12.52% 2006 2.46% 0.07% 1.62% 1.31% -1.31% 0.13% 0.31% 0.96% -0.10% 0.87% 1.90% 1.02% 9.58% 2005 -0.02% 1.68% 0.44% -0.70% 1.09% 1.03% 1.18% 0.85% 1.03% -1.45% 1.06% 1.93% 8.38% 2004 2.09% 1.01% -0.32% -1.46% -0.21% 0.29% -0.24% -0.28% 1.03% 1.02% 1.88% 1.06% 5.97% 2003 -1.02% -0.63% -0.27% 1.86% 1.73% 1.36% 1.03% 1.11% -0.25% 1.65% 1.10% 0.98% 8.92% 2002 - - - - - - - - -1.08% 0.53% -0.31% 1.00% 0.13% AETOS LONG/SHORT STRATEGIES FUND HISTORICAL MONTHLY PERFORMANCE (net of fees)1 HISTORICAL EXPOSURES (quarterly over past 5 years) SUB-STRATEGY ALLOCATIONS (as of October 1, 2026)2 GEOGRAPHIC EXPOSURE (as of September 30, 2026)2 13.3% 78.6% 8.2% Directional Equity Equity Hedged Generalist Equity Hedged Sector Specialist North America 60% Europe 18% Japan/Asia 11% Emerging/ Other 10% 0% 20% 40% 60% 80% 100% 120% 140% 160% Long Short Net

PROFILE SHEET SEPTEMBER 2026 875 Third Avenue, 22nd Floor, New York, New York 10022 212.201.2500 411 Borel Avenue, Suite 602, San Mateo, California 94402 AetosClientRelations@aetos.com AETOS AT-A-GLANCE Founded 2001 Leadership Anne Casscells Co-President & Chief Investment Officer Michael Klein Co-President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers2: 26 # of Strategies: 6 Beta to Market Indices1,3 US Aggregate Bond Index: 0.15 MSCI ACWI: 0.22 Geography Global AETOS FUND INFORMATION Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds ▪Long/Short Strategies Fund ▪Multi-Strategy Arbitrage Fund ▪Distressed Investment Strategies Fund PERFORMANCE AND STATISTICS (since inception through September 30, 2026)1 HISTORICAL PERFORMANCE (since inception)1 $800 $1,300 $1,800 $2,300 $2,800 $3,300 $3,800 Aetos Growth Portfolio HFRI Fund of Funds Composite Index Annualized Returns 1 Year 3 Year 5 Year 10 Year Inception Portfolio 4.95% 7.66% 5.46% 5.50% 5.02% HFRI FOF: Composite Index 10.39% 10.01% 5.42% 5.61% 4.34% US Aggregate Bond Index -1.84% 4.06% -0.64% 1.14% 3.16% MSCI ACWI 16.75% 21.73% 11.57% 12.38% 9.52% Volatility (Standard Deviation) - 3 Year 5 Year 10 Year Inception Portfolio - 3.27% 3.46% 4.67% 4.35% HFRI FOF: Composite Index - 4.30% 4.39% 5.13% 5.07% US Aggregate Bond Index - 5.62% 6.48% 5.15% 4.23% MSCI ACWI - 12.02% 14.92% 14.73% 15.34% Sharpe Ratios - 3 Year 5 Year 10 Year Inception Portfolio - 1.01 0.49 0.66 0.76 HFRI FOF: Composite Index - 1.31 0.38 0.62 0.52 US Aggregate Bond Index - -0.06 -0.68 -0.25 0.34 MSCI ACWI - 1.44 0.52 0.68 0.51 Aetos Growth Portfolio 1 Data as of September 30, 2026. The Aetos Growth Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds—including the Aetos Long/Short Strategies Fund, Aetos Multi-Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and each of the Aetos Capital Market Neutral Strategies Fund and Aetos Capital Opportunities Fund when included in the Portfolio)—weighted in accordance with allocations determined by Aetos and in effect during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. An actual client investing in accordance with the Aetos Growth Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client's allocations to the Aetos Funds away from those of the Portfolio. In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio. Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision. The performance figures shown are net of assumed investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Please see Notes and Disclosures section for important additional information. 2 Reflects number of managers in the Aetos Growth Portfolio as of October 1, 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms. In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e.g., due to side pockets, etc.), only those funds with balances that represent material allocations in the portfolio are included. 3 Reflects beta since the Aetos Growth Portfolio's inception of September 1, 2002 through September 30, 2026. FIRM OVERVIEW Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds. PORTFOLIO OVERVIEW The Aetos Growth Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

SEPTEMBER 2026 | PROFILE SHEET | 4 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Growth Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Year 2026 0.43% -0.01% -2.09% 2.89% 1.54% 0.79% -0.31% 0.12% -0.77% - - - 2.54% 2025 1.99% 0.39% -1.07% 0.04% 1.70% 0.99% 0.62% 0.76% 0.34% 0.70% 0.39% 1.25% 8.37% 2024 1.45% 1.23% 1.21% -0.05% 1.07% 0.41% 0.99% 0.95% -0.10% 0.17% 1.70% -0.12% 9.26% 2023 1.86% 0.17% -0.12% 1.00% 0.36% 0.96% 0.51% 0.54% -0.32% -0.26% 1.81% 1.21% 7.99% 2022 -1.07% -0.59% 0.30% -0.31% -0.73% -2.02% 1.46% 0.48% -1.57% 1.12% 1.34% 0.84% -0.83% 2021 -1.97% 2.86% 1.23% 2.01% 0.61% 0.01% 0.11% 0.74% 0.32% 0.90% -1.65% 1.12% 6.38% 2020 0.34% -1.49% -8.38% 3.92% 1.83% 1.35% 1.55% 1.93% 0.05% -0.23% 3.67% 2.60% 6.75% 2019 2.23% 1.17% 0.61% 1.52% -0.76% 1.14% 0.71% -0.27% -0.59% 0.76% 1.24% 0.92% 8.97% 2018 1.25% -0.75% -0.44% 0.19% 0.85% 0.07% 0.70% 0.25% 0.25% -2.27% -0.65% -1.28% -1.87% 2017 1.53% 0.67% 0.57% 0.68% 0.91% 0.17% 0.64% 0.47% 0.30% 0.61% 0.00% 0.42% 7.19% 2016 -2.54% -1.37% 0.56% 0.76% 1.75% -0.79% 1.41% 0.65% 0.73% 0.09% 0.05% 0.78% 2.02% 2015 -0.30% 1.23% 0.33% 0.08% 1.07% -0.99% 0.63% -1.18% -1.50% 1.24% 0.00% -0.22% 0.35% 2014 0.01% 1.83% -0.35% -0.60% 1.26% 0.91% -0.66% 0.53% 0.33% 0.02% 0.92% 0.49% 4.75% 2013 1.89% 0.71% 1.47% 0.77% 1.06% -0.31% 0.88% -0.22% 1.03% 1.22% 1.25% 0.85% 11.11% 2012 1.70% 1.26% 0.77% 0.32% -0.82% 0.35% 0.88% 0.64% 0.72% 0.09% 0.55% 0.65% 7.33% 2011 0.62% 0.74% -0.06% 1.13% -0.21% -0.62% -0.06% -2.50% -2.18% 1.68% -0.58% -0.12% -2.22% 2010 0.17% 0.67% 1.93% 0.92% -2.32% -0.75% 1.04% 0.24% 1.91% 1.16% 0.07% 1.46% 6.61% 2009 0.58% -0.27% -0.31% -0.58% 2.88% 1.17% 1.97% 1.41% 2.06% 0.28% 1.75% 0.75% 12.25% 2008 -2.30% 1.33% -1.47% 0.64% 1.86% -0.27% -0.80% -0.42% -6.95% -4.24% -1.95% -0.83% -14.65% 2007 1.64% 0.46% 1.24% 1.53% 1.75% 0.46% -0.70% -1.48% 1.02% 1.60% -0.07% 0.66% 8.35% 2006 2.01% 0.33% 1.19% 0.96% -0.67% 0.22% 0.41% 0.60% 0.19% 0.88% 1.46% 1.22% 9.16% 2005 0.33% 1.41% 0.28% -0.47% 0.77% 0.82% 1.07% 0.64% 0.87% -0.89% 0.64% 1.39% 7.05% 2004 1.90% 0.76% -0.09% -0.95% -0.14% 0.40% -0.15% -0.03% 0.72% 0.56% 1.66% 0.99% 5.73% 2003 0.31% -0.03% 0.13% 1.72% 1.83% 1.38% 0.24% 0.81% 0.82% 1.39% 1.06% 1.06% 11.25% 2002 - - - - - - - - -0.57% 0.19% 0.42% 1.12% 1.15% AETOS GROWTH PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees)1 50% 40% 10% Aetos Long/Short Strategies Fund Aetos Multi-Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund AETOS FUND ALLOCATIONS (as of October 1, 2026)2 STRATEGY ALLOCATIONS (as of October 1, 2026)3 HISTORICAL EXPOSURES (quarterly over past 5 years) GEOGRAPHIC EXPOSURE (as of September 30, 2026)3 North America 69% Europe 17% Japan/Asia 6% Emerging/ Other 8% 10.0% 5.8% 10.1% 24.1% 6.6% 43.4% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged 0% 50% 100% 150% 200% 250% Long Short Net

PROFILE SHEET SEPTEMBER 2026 875 Third Avenue, 22nd Floor, New York, New York 10022 212.201.2500 411 Borel Avenue, Suite 602, San Mateo, California 94402 AetosClientRelations@aetos.com AETOS AT-A-GLANCE Founded 2001 Leadership Anne Casscells Co-President & Chief Investment Officer Michael Klein Co-President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception April 1, 2007 Diversification # of Managers2: 26 # of Strategies: 6 Beta to Market Indices1,3 US Aggregate Bond Index: 0.17 MSCI ACWI: 0.23 Geography Global AETOS FUND INFORMATION Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds ▪Long/Short Strategies Fund ▪Multi-Strategy Arbitrage Fund ▪Distressed Investment Strategies Fund PERFORMANCE AND STATISTICS (since inception through September 30, 2026)1 HISTORICAL PERFORMANCE (since inception)1 $800 $1,300 $1,800 $2,300 $2,800 Aetos Prime Portfolio HFRI Fund of Funds Composite Index Annualized Returns 1 Year 3 Year 5 Year 10 Year Inception Portfolio 4.87% 7.74% 5.55% 5.57% 4.33% HFRI FOF: Composite Index 10.39% 10.01% 5.42% 5.61% 3.32% US Aggregate Bond Index -1.84% 4.06% -0.64% 1.14% 2.88% MSCI ACWI 16.75% 21.73% 11.57% 12.38% 7.89% Volatility (Standard Deviation) - 3 Year 5 Year 10 Year Inception Portfolio - 3.64% 3.74% 4.96% 4.85% HFRI FOF: Composite Index - 4.30% 4.39% 5.13% 5.33% US Aggregate Bond Index - 5.62% 6.48% 5.15% 4.34% MSCI ACWI - 12.02% 14.92% 14.73% 16.09% Sharpe Ratios - 3 Year 5 Year 10 Year Inception Portfolio - 0.93 0.48 0.64 0.58 HFRI FOF: Composite Index - 1.31 0.38 0.62 0.34 US Aggregate Bond Index - -0.06 -0.68 -0.25 0.32 MSCI ACWI - 1.44 0.52 0.68 0.40 Aetos Prime Portfolio 1 Data as of September 30, 2026. The Aetos Prime Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds—including the Aetos Long/Short Strategies Fund, Aetos Multi-Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Opportunities Fund when included in the Portfolio)—weighted in accordance with allocations determined by Aetos and in effect during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. An actual client investing in accordance with the Aetos Prime Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client's allocations to the Aetos Funds away from those of the Portfolio. In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio. Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision. The performance figures shown are net of assumed investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Please see Notes and Disclosures section for important additional information. 2 Reflects number of managers in the Aetos Prime Portfolio as of October 1, 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms. In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e.g., due to side pockets, etc.), only those funds with balances that represent material allocations in the portfolio are included. 3 Reflects beta since the Aetos Prime Portfolio's inception of April 1, 2007 through September 30, 2026. FIRM OVERVIEW Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds. PORTFOLIO OVERVIEW The Aetos Prime Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy- specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

SEPTEMBER 2026 | PROFILE SHEET | 6 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Prime Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AETOS PRIME PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees)1 Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Year 2026 0.39% -0.02% -2.50% 3.16% 1.71% 0.80% -0.45% 0.15% -0.78% - - - 2.36% 2025 2.14% 0.38% -1.20% 0.10% 1.89% 1.00% 0.50% 0.80% 0.25% 0.61% 0.37% 1.45% 8.56% 2024 1.51% 1.32% 1.30% -0.12% 1.13% 0.39% 1.00% 0.96% -0.24% 0.05% 1.87% -0.16% 9.36% 2023 1.80% 0.19% 0.06% 1.13% 0.41% 0.99% 0.44% 0.62% -0.37% -0.21% 1.91% 1.22% 8.46% 2022 -1.21% -0.61% 0.30% -0.38% -0.69% -2.05% 1.53% 0.39% -1.68% 1.25% 1.43% 0.71% -1.10% 2021 -2.57% 3.25% 1.31% 2.19% 0.63% -0.07% 0.29% 0.73% 0.25% 0.99% -1.79% 1.33% 6.58% 2020 0.20% -1.64% -8.39% 4.23% 1.89% 1.12% 1.68% 1.99% 0.02% -0.30% 3.89% 2.60% 6.88% 2019 2.58% 1.27% 0.65% 1.65% -0.86% 1.26% 0.73% -0.31% -0.73% 0.91% 1.39% 0.89% 9.79% 2018 1.32% -0.93% -0.37% 0.14% 1.01% -0.04% 0.71% 0.30% 0.17% -2.57% -0.67% -1.40% -2.37% 2017 1.61% 0.64% 0.62% 0.66% 0.99% 0.13% 0.68% 0.52% 0.30% 0.61% 0.00% 0.39% 7.35% 2016 -2.75% -1.64% 0.55% 0.64% 2.01% -0.83% 1.52% 0.57% 0.77% -0.06% 0.01% 0.73% 1.42% 2015 -0.33% 1.37% 0.30% -0.06% 1.19% -1.00% 0.86% -1.21% -1.55% 1.48% 0.08% -0.18% 0.91% 2014 -0.11% 2.02% -0.52% -0.82% 1.43% 0.96% -0.71% 0.68% 0.48% 0.26% 1.07% 0.60% 5.43% 2013 1.90% 0.70% 1.56% 0.68% 1.04% -0.19% 0.92% -0.30% 1.14% 1.26% 1.40% 0.92% 11.58% 2012 1.67% 1.21% 0.75% 0.35% -0.88% 0.37% 0.92% 0.59% 0.73% -0.05% 0.50% 0.50% 6.83% 2011 0.48% 0.67% -0.18% 1.20% -0.22% -0.63% 0.02% -2.59% -2.25% 1.84% -0.50% -0.18% -2.38% 2010 -0.17% 0.72% 1.84% 0.80% -2.39% -0.87% 1.07% 0.12% 2.05% 1.16% 0.08% 1.62% 6.10% 2009 0.62% -0.31% -0.36% -0.83% 2.80% 0.91% 1.86% 1.28% 1.91% 0.12% 1.83% 0.58% 10.85% 2008 -2.35% 1.35% -1.53% 0.69% 1.93% -0.15% -0.93% -0.37% -7.01% -3.73% -1.60% -0.72% -13.79% 2007 - - - 1.60% 1.78% 0.42% -0.66% -1.50% 1.12% 1.70% -0.10% 0.61% 5.03% 60% 30% 10% Aetos Long/Short Strategies Fund Aetos Multi-Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund HISTORICAL EXPOSURES (quarterly over past 5 years) GEOGRAPHIC EXPOSURE (as of September 30, 2026)3 AETOS FUND ALLOCATIONS (as of October 1, 2026)2 STRATEGY ALLOCATIONS (as of October 1, 2026)3 North America 67% Europe 17% Japan/Asia 7% Emerging/ Other 8% 10.0% 4.4% 7.6% 18.0% 8.0% 52.0% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged 0% 20% 40% 60% 80% 100% 120% 140% 160% 180% 200% Long Short Net

PROFILE SHEET SEPTEMBER 2026 875 Third Avenue, 22nd Floor, New York, New York 10022 212.201.2500 411 Borel Avenue, Suite 602, San Mateo, California 94402 AetosClientRelations@aetos.com AETOS AT-A-GLANCE Founded 2001 Leadership Anne Casscells Co-President & Chief Investment Officer Michael Klein Co-President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers2: 26 # of Strategies: 6 Beta to Market Indices1,3 US Aggregate Bond Index: 0.15 MSCI ACWI: 0.21 Geography Global AETOS FUND INFORMATION Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds ▪Long/Short Strategies Fund ▪Multi-Strategy Arbitrage Fund ▪Distressed Investment Strategies Fund PERFORMANCE AND STATISTICS (since inception through September 30, 2026)1 HISTORICAL PERFORMANCE (since inception)1 $800 $1,300 $1,800 $2,300 $2,800 $3,300 Aetos Balanced Portfolio HFRI Fund of Funds Composite Index Annualized Returns 1 Year 3 Year 5 Year 10 Year Inception Portfolio 5.03% 7.57% 5.37% 5.42% 4.80% HFRI FOF: Composite Index 10.39% 10.01% 5.42% 5.61% 4.34% US Aggregate Bond Index -1.84% 4.06% -0.64% 1.14% 3.16% MSCI ACWI 16.75% 21.73% 11.57% 12.38% 9.52% Volatility (Standard Deviation) - 3 Year 5 Year 10 Year Inception Portfolio - 2.92% 3.20% 4.41% 4.24% HFRI FOF: Composite Index - 4.30% 4.39% 5.13% 5.07% US Aggregate Bond Index - 5.62% 6.48% 5.15% 4.23% MSCI ACWI - 12.02% 14.92% 14.73% 15.34% Sharpe Ratios - 3 Year 5 Year 10 Year Inception Portfolio - 1.10 0.50 0.68 0.73 HFRI FOF: Composite Index - 1.31 0.38 0.62 0.52 US Aggregate Bond Index - -0.06 -0.68 -0.25 0.34 MSCI ACWI - 1.44 0.52 0.68 0.51 Aetos Balanced Portfolio 1 Data as of September 30, 2026. The Aetos Balanced Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds—including the Aetos Long/Short Strategies Fund, Aetos Multi-Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Market Neutral Strategies Fund when included in the Portfolio)—weighted in accordance with allocations determined by Aetos and in effect during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. An actual client investing in accordance with the Aetos Balanced Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client's allocations to the Aetos Funds away from those of the Portfolio. In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio. Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision. The performance figures shown are net of assumed investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Investing in hedge funds involves substantial risks, including the risk of loss of invested capital. Please see Notes and Disclosures section for important additional information. 2 Reflects number of managers in the Aetos Balanced Portfolio as of October 1, 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms. In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e.g., due to side pockets, etc.), only those funds with balances that represent material allocations in the portfolio are included. 3 Reflects beta since the Aetos Balanced Portfolio's inception of September 1, 2002 through September 30, 2026. FIRM OVERVIEW Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds. PORTFOLIO OVERVIEW The Aetos Balanced Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

SEPTEMBER 2026 | PROFILE SHEET | 8 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Balanced Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Year 2026 0.47% 0.00% -1.69% 2.62% 1.38% 0.79% -0.16% 0.09% -0.75% - - - 2.71% 2025 1.83% 0.40% -0.95% -0.02% 1.52% 0.98% 0.75% 0.72% 0.44% 0.78% 0.41% 1.05% 8.18% 2024 1.40% 1.14% 1.11% 0.03% 1.00% 0.43% 0.97% 0.94% 0.03% 0.29% 1.54% -0.07% 9.16% 2023 1.93% 0.15% -0.30% 0.88% 0.31% 0.93% 0.59% 0.46% -0.28% -0.30% 1.72% 1.20% 7.52% 2022 -0.94% -0.56% 0.29% -0.24% -0.77% -1.99% 1.39% 0.58% -1.46% 0.99% 1.25% 0.96% -0.57% 2021 -1.37% 2.47% 1.14% 1.84% 0.59% 0.08% -0.06% 0.76% 0.40% 0.82% -1.52% 0.91% 6.17% 2020 0.48% -1.33% -8.37% 3.61% 1.77% 1.57% 1.42% 1.86% 0.09% -0.16% 3.46% 2.60% 6.61% 2019 1.88% 1.06% 0.57% 1.39% -0.65% 1.02% 0.69% -0.23% -0.46% 0.60% 1.09% 0.95% 8.16% 2018 1.17% -0.56% -0.50% 0.24% 0.69% 0.17% 0.69% 0.21% 0.34% -1.97% -0.63% -1.17% -1.36% 2017 1.45% 0.71% 0.53% 0.70% 0.83% 0.22% 0.61% 0.41% 0.30% 0.61% -0.01% 0.45% 7.02% 2016 -2.33% -1.11% 0.57% 0.88% 1.50% -0.75% 1.31% 0.73% 0.70% 0.24% 0.09% 0.82% 2.62% 2015 -0.26% 1.09% 0.36% 0.23% 0.94% -0.98% 0.40% -1.15% -1.46% 0.99% -0.08% -0.27% -0.23% 2014 0.12% 1.64% -0.18% -0.38% 1.09% 0.86% -0.60% 0.38% 0.17% -0.23% 0.77% 0.38% 4.06% 2013 1.88% 0.73% 1.39% 0.87% 1.07% -0.44% 0.85% -0.15% 0.93% 1.17% 1.10% 0.78% 10.63% 2012 1.75% 1.35% 0.79% 0.30% -0.75% 0.32% 0.84% 0.70% 0.71% 0.24% 0.59% 0.80% 7.91% 2011 0.83% 0.82% 0.14% 1.03% -0.20% -0.61% -0.19% -2.34% -2.02% 1.46% -0.72% -0.01% -1.88% 2010 0.66% 0.60% 2.02% 1.10% -2.20% -0.51% 1.00% 0.40% 1.64% 1.14% 0.03% 1.21% 7.26% 2009 0.44% -0.11% -0.25% -0.34% 2.98% 1.63% 2.18% 1.54% 2.32% 0.55% 1.58% 0.96% 14.27% 2008 -1.73% 1.09% -1.49% 0.58% 1.76% -0.39% -0.69% -0.44% -6.91% -5.33% -2.56% -1.07% -16.19% 2007 1.53% 0.35% 1.13% 1.37% 1.63% 0.30% -2.10% -1.34% 0.93% 1.45% -0.11% 0.52% 5.74% 2006 1.84% 0.50% 0.91% 0.92% -0.38% 0.45% 0.52% 0.46% 0.28% 0.74% 1.32% 1.28% 9.17% 2005 0.46% 1.21% 0.26% -0.34% 0.66% 0.72% 0.99% 0.38% 0.75% -0.75% 0.44% 1.29% 6.23% 2004 1.58% 0.61% -0.03% -0.71% -0.17% 0.30% -0.23% 0.03% 0.51% 0.28% 1.45% 0.87% 4.55% 2003 0.79% 0.19% 0.31% 1.43% 1.98% 1.10% -0.20% 0.63% 1.10% 1.09% 1.05% 0.92% 10.87% 2002 - - - - - - - - -0.42% 0.16% 0.55% 1.10% 1.39% AETOS BALANCED PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees)1 40% 50% 10% Aetos Long/Short Strategies Fund Aetos Multi-Strategy Arbitrage Fund Aetos Distressed Investment Strategies Fund AETOS FUND ALLOCATIONS (as of October 1, 2026)2 STRATEGY ALLOCATIONS (as of October 1, 2026)3 HISTORICAL EXPOSURES (quarterly over past 5 years) GEOGRAPHIC EXPOSURE (as of September 30, 2026)3 10.0% 7.3% 12.7% 30.1% 5.3% 34.7% Distressed Credit / Convertible Arbitrage Fixed Income Arbitrage Event Driven Directional Equity Equity Hedged North America 70% Europe 17% Japan/Asia 5% Emerging/ Other 8% 0% 50% 100% 150% 200% 250% Long Short Net

SEPTEMBER 2026 | PROFILE SHEET | 9 NOTES AND DISCLOSURES Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial, notwithstanding the risk management practices Aetos employs in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Prospective investors should obtain independent advice with respect to the investment, financial, legal, tax, accounting, regulatory and other aspects of an investment in the strategies offered by Aetos. For a more complete description of the risks associated with an investment with Aetos, please see Part 2 of Form ADV of Aetos Alternatives Management, LP, which is available upon request from your Aetos contact and on the SEC website. Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2500. Please read the prospectus carefully before investing. Indices have been provided by Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices. The index data shown may include returns that are preliminary and estimated and are subject to change. ▪ Bloomberg US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year. ▪ HFRI Fund of Funds Composite Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts. Fund of funds design diversified portfolios of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. ▪ MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices. TERMS Minimum Investment $1 million Subscription Frequency Monthly Redemption Frequency Quarterly with 90 days' notice after 1 year lock-up period Fund Structures Onshore and offshore vehicles Auditor PricewaterhouseCoopers LLP Administrator HedgeServ Limited Legal Counsel Sidley Austin LLP (onshore), Maples and Calder LLP (offshore) Custodian JP Morgan Chase Bank AETOS COMMINGLED OFFERINGS AETOS CONTACT INFORMATION Doris Schnitzer Director, Head of Client Relations 875 Third Avenue, 22nd Floor New York, NY 10022 212.201.2549 dschnitzer@aetos.com